Note 3 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings by Modification Type (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 1,118,526	$ 7,147,784
Interest Rate [Member] | One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		417,070
Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		417,070
Term [Member] | Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		73,845
Term [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		73,845
Combination [Member] | One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	287,500	245,528
Combination [Member] | Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		3,297,014
Combination [Member] | Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	831,026	3,114,327
Combination [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	1,118,526	6,656,869
One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	287,500	662,598
Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		73,845
Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		3,297,014
Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 831,026	$ 3,114,327